DRINKER BIDDLE & REATH LLP
                                One Logan Square
                                   Suite #2000
                         Philadelphia, PA  19103-6996
                                (215) 988-2700
                              Fax (215) 988-2757



February 5, 2015


VIA EDGAR TRANSMISSION
----------------------
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

      RE:     Lee Financial Mutual Fund, Inc.
              File Nos. (33-23452/811-05631)
              ------------------------------

Ladies and Gentlemen:

            On behalf of Lee Financial Mutual Fund, Inc. (the "Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that the Registrant's Prospectuses and Statements of Additional Information, each dated February 1, 2015 do not differ from the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A filed electronically on January 30, 2015.

            Questions and comments concerning this letter may be directed to the undersigned at (215) 988-2699.

                                              Sincerely yours,


                                              /s/ Nancy P. O'Hara
                                              ---------------------------
                                              Nancy P. O'Hara, Esquire